Expected Expiry Dates of NOL's (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Federal | Central Laboratory
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	$ 4,938
Federal | Central Laboratory | Expiring 2012-2014
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	226
Federal | Central Laboratory | Expiring 2015-2019
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	678
Federal | Central Laboratory | Expiring 2020-2031
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	4,034
Federal | Oxford Outcomes Limited
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	826
Federal | Oxford Outcomes Limited | Expiring 2020-2031
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	337
Federal | Oxford Outcomes Limited | Expiring 2032
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	489
State | Central Laboratory
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	13,084
State | Central Laboratory | Expiring 2012-2014
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	226
State | Central Laboratory | Expiring 2015-2019
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	678
State | Central Laboratory | Expiring 2020-2031
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	12,180
State | Clinical Research
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	1,235
State | Clinical Research | Expiring 2020-2031
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	1,235
State | Oxford Outcomes Limited
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	903
State | Oxford Outcomes Limited | Expiring 2020-2031
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	406
State | Oxford Outcomes Limited | Expiring 2032
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	$ 497